SUBSEQUENT EVENTS - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Due from related parties			$ 5,180	$ 3,990
Trafigura Group [Member]
Subsequent Event [Line Items]
Due from related parties			$ 20,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividends	$ 0.05
Subsequent Event [Member] | Trafigura Group [Member]
Subsequent Event [Line Items]
Business acquisition, percentage of voting interests acquired		10.00%
Due from related parties		$ 1,000